AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.2%
	AEROSPACE/DEFENSE — 0.8%
5,380	Boeing Co.*	$1,288,833
13,986	Raytheon Technologies Corp.	1,193,145
		2,481,978
	AGRICULTURE — 0.5%
11,125	Altria Group, Inc.	530,440
9,428	Philip Morris International, Inc.	934,409
		1,464,849
	AUTO MANUFACTURERS — 0.1%
626	Tesla, Inc.*	425,492
	BANKS — 0.6%
11,363	Bank of America Corp.	468,496
3,123	Citigroup, Inc.	220,952
513	Goldman Sachs Group, Inc.	194,699
4,567	JPMorgan Chase & Co.	710,351
6,188	Wells Fargo & Co.	280,255
		1,874,753
	BEVERAGES — 0.7%
14,179	Coca-Cola Co.	767,226
8,788	PepsiCo, Inc.	1,302,118
		2,069,344
	BIOTECHNOLOGY — 0.3%
1,927	Illumina, Inc.*	911,876

	CHEMICALS — 1.0%
1,353	Air Products and Chemicals, Inc.	389,231
4,511	Dow, Inc.	285,456
3,270	DuPont de Nemours, Inc.	253,131
1,657	Ecolab, Inc.	341,292
3,403	Linde PLC[1]	983,807
1,465	PPG Industries, Inc.	248,713
1,602	Sherwin-Williams Co.	436,465
		2,938,095
	COMMERCIAL SERVICES — 5.6%
21,754	Automatic Data Processing, Inc.[2]	4,320,779
43,747	PayPal Holdings, Inc.*	12,751,376
		17,072,155
	COMPUTERS — 8.4%
33,634	Accenture PLC[1]	9,914,967

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMPUTERS (Continued)
33,688	Apple, Inc.[2]	$4,613,908
26,975	Cognizant Technology Solutions Corp. - Class A	1,868,289
9,926	Crowdstrike Holdings, Inc. - Class A*	2,494,503
45,195	International Business Machines Corp.[2]	6,625,135
		25,516,802
	COSMETICS/PERSONAL CARE — 0.7%
5,403	Colgate-Palmolive Co.	439,534
1,389	Estee Lauder Cos., Inc. - Class A	441,813
8,910	Procter & Gamble Co.	1,202,226
		2,083,573
	DIVERSIFIED FINANCIAL SERVICES — 7.7%
217	BlackRock, Inc.	189,869
2,509	Charles Schwab Corp.	182,680
31,547	Mastercard, Inc. - Class A	11,517,494
50,038	Visa, Inc. - Class A2	11,699,885
		23,589,928
	ELECTRIC — 0.0%
64	Duke Energy Corp.	6,318
156	NextEra Energy, Inc.	11,432
84	Southern Co.	5,083
		22,833
	ELECTRONICS — 0.7%
4,322	Agilent Technologies, Inc.	638,835
6,417	Honeywell International, Inc.	1,407,569
		2,046,404
	FOOD — 0.3%
8,992	Mondelez International, Inc.	561,460
3,250	Sysco Corp.	252,688
		814,148
	HEALTHCARE-PRODUCTS — 4.7%
16,408	Abbott Laboratories	1,902,179
1,212	Align Technology, Inc.*	740,532
7,835	Baxter International, Inc.	630,718
23,164	Boston Scientific Corp.*	990,493
5,878	Danaher Corp.	1,577,420
9,674	Edwards Lifesciences Corp.*	1,001,936
1,309	IDEXX Laboratories, Inc.*	826,699
1,775	Intuitive Surgical, Inc.*	1,632,361
11,863	Medtronic PLC[1]	1,472,554

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
5,338	Stryker Corp.	$1,386,439
3,460	Thermo Fisher Scientific, Inc.	1,745,466
3,220	Zimmer Biomet Holdings, Inc.	517,840
		14,424,637
	HEALTHCARE-SERVICES — 2.2%
2,263	Anthem, Inc.	864,013
7,682	Centene Corp.	560,248
3,956	HCA Healthcare, Inc.	817,864
1,809	Humana, Inc.	800,881
1,591	Laboratory Corp. of America Holdings*	438,877
8,314	UnitedHealth Group, Inc.	3,329,258
		6,811,141
	INSURANCE — 1.6%
17,018	Berkshire Hathaway, Inc.*	4,729,642
	INTERNET — 19.4%
4,827	Alphabet, Inc. - Class A*	11,786,520
344	Amazon.com, Inc.*	1,183,415
34,596	eBay, Inc.	2,428,985
34,602	Facebook, Inc. - Class A*	12,031,461
11,763	Match Group, Inc.*	1,896,784
1,957	MercadoLibre, Inc.*	3,048,595
20,828	Netflix, Inc.*	11,001,558
5,813	Okta, Inc.*	1,422,325
4,944	Palo Alto Networks, Inc.*	1,834,471
27,067	Pinterest, Inc. - Class A*	2,136,940
52,868	Snap, Inc. - Class A*	3,602,426
40,582	Twitter, Inc.*	2,792,447
83,261	Uber Technologies, Inc.*,2	4,173,041
		59,338,968
	MACHINERY-CONSTRUCTION & MINING — 0.4%
5,028	Caterpillar, Inc.	1,094,244
	MACHINERY-DIVERSIFIED — 0.5%
4,582	Deere & Co.	1,616,117
	MEDIA — 0.1%
336	Altice USA, Inc. - Class A*	11,471
4	Cable One, Inc.	7,651
233	Charter Communications, Inc. - Class A*	168,098
1,445	Walt Disney Co.*	253,988
		441,208

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MINING — 0.2%
9,493	Freeport-McMoRan, Inc.	$352,285
4,897	Newmont Corp.	310,372
		662,657
	MISCELLANEOUS MANUFACTURING — 1.2%
9,412	3M Co.	1,869,506
123,524	General Electric Co.	1,662,633
		3,532,139
	OIL & GAS — 0.4%
3,155	Chevron Corp.	330,455
2,215	ConocoPhillips	134,893
745	EOG Resources, Inc.	62,163
6,935	Exxon Mobil Corp.	437,460
1,003	Marathon Petroleum Corp.	60,601
715	Phillips 66	61,361
354	Pioneer Natural Resources Co.	57,532
636	Valero Energy Corp.	49,659
		1,194,124
	OIL & GAS SERVICES — 0.0%
2,299	Schlumberger N.V.[1]	73,591

	PACKAGING & CONTAINERS — 0.1%
1,879	Ball Corp.	152,237
	PHARMACEUTICALS — 2.1%
3,650	AbbVie, Inc.	411,136
4,738	Becton, Dickinson and Co.	1,152,234
4,871	Cigna Corp.	1,154,768
12,144	CVS Health Corp.	1,013,296
1,286	Dexcom, Inc.*	549,122
1,646	Eli Lilly & Co.	377,790
5,445	Johnson & Johnson	897,009
4,971	Merck & Co., Inc.	386,595
497	Organon & Co.*	15,039
11,537	Pfizer, Inc.	451,789
		6,408,778
	PIPELINES — 0.0%
3,300	Kinder Morgan, Inc.	60,159
	RETAIL — 0.5%
857	Home Depot, Inc.	273,289

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL (Continued)
9,148	Walmart, Inc.	$1,290,051
		1,563,340
	SEMICONDUCTORS — 1.8%
4,506	Advanced Micro Devices, Inc.*	423,249
3,071	Applied Materials, Inc.	437,310
1,123	Broadcom, Inc.	535,491
14,386	Intel Corp.	807,630
4,159	Micron Technology, Inc.*	353,432
2,144	NVIDIA Corp.	1,715,415
4,224	QUALCOMM, Inc.	603,736
3,260	Texas Instruments, Inc.	626,898
		5,503,161
	SOFTWARE — 30.2%
35,059	Activision Blizzard, Inc.[2]	3,346,031
21,569	Adobe, Inc.*	12,631,669
7,376	ANSYS, Inc.*	2,559,915
11,165	Autodesk, Inc.*	3,259,063
29	Bandwidth, Inc. - Class A*	4,000
13,340	Cadence Design Systems, Inc.*	1,825,179
9,013	DocuSign, Inc.*	2,519,764
13,759	Electronic Arts, Inc.	1,978,957
29,997	Fidelity National Information Services, Inc.	4,249,675
12,740	Intuit, Inc.	6,244,766
45,553	Microsoft Corp.	12,340,308
88,948	Oracle Corp.[2]	6,923,712
83,732	Palantir Technologies, Inc. - Class A*	2,207,176
4,695	Roper Technologies, Inc.	2,207,589
42,843	salesforce.com, Inc.*,2	10,465,260
9,168	ServiceNow, Inc.*	5,038,274
9,250	Snowflake, Inc.*	2,236,650
6,812	Synopsys, Inc.*	1,878,681
8,134	Twilio, Inc. - Class A*	3,206,097
2,084	Veeva Systems, Inc. - Class A*	648,020
9,349	Workday, Inc. - Class A*	2,231,980
10,720	Zoom Video Communications, Inc. - Class A*,2	4,148,962
		92,151,728
	TELECOMMUNICATIONS — 0.5%
10,583	AT&T, Inc.	304,579
15,713	Cisco Systems, Inc./Delaware	832,789
124	Iridium Communications, Inc.*	4,959
1,383	Lumen Technologies, Inc.	18,795
885	T-Mobile US, Inc.*	128,174

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
6,141	Verizon Communications, Inc.	$344,080
303	Vonage Holdings Corp.*	4,366
		1,637,742
	TRANSPORTATION — 0.9%
6,180	Union Pacific Corp.	1,359,168
6,659	United Parcel Service, Inc. - Class B	1,384,872
		2,744,040
	TOTAL COMMON STOCKS
	(Cost $223,089,264)	287,451,883

Principal Amount
	SHORT-TERM INVESTMENTS — 3.5%
$10,790,972	UMB Money Market Fiduciary, 0.01%[3]	10,790,972
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,790,972)	10,790,972
	TOTAL INVESTMENTS — 97.7%
	(Cost $233,880,236)	298,242,855
	Other Assets in Excess of Liabilities — 2.3%	7,061,852
	TOTAL NET ASSETS — 100.0%	$305,304,707

PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2021, the aggregate value of those securities was $1,124,904, representing 0.4% of net assets.
3	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

							Premium	Unrealized
	Reference		Fund	Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Entity	Fund Pays	Receives	Frequency	Date	Amount	(Received)	(Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	7/1/21	$277,976,840	$18,959	$(4,402,494)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month LIBOR + 0.50%	Basket Return	Monthly	7/1/21	172,821,539	15,747	10,482,645
TOTAL EQUITY SWAP CONTRACTS								$6,080,151

[1]	The BNP Paribas Index Swap is made up of the S&P 500 Total Return Index and the Nasdaq 100 Total Return Index and exposure to each index was 66.83% and (66.83)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

			Percentage of Equity
Number of			Swap's Notional
Shares	Description	Value	Amount
3,715	Alphabet, Inc. - Class A	$8,846,084	5.12%
26,645	Facebook, Inc. - Class A	8,769,669	5.07%
24,290	Mastercard, Inc. - Class A	8,739,299	5.06%
38,540	Visa, Inc. - Class A	8,734,320	5.05%
33,685	PayPal Holdings, Inc.	8,733,510	5.05%
35,085	Microsoft Corp.	8,680,029	5.02%
16,615	Adobe, Inc.	8,239,545	4.77%
16,040	Netflix, Inc.	8,005,243	4.63%
33,000	salesforce.com, Inc.	7,794,600	4.51%
25,900	Accenture PLC	7,274,792	4.21%
68,495	Oracle Corp.	5,450,147	3.15%
34,790	International Business Machines Corp.	5,016,370	2.90%
9,810	Intuit, Inc.	4,303,255	2.49%
12,940	Berkshire Hathaway, Inc.	3,750,530	2.17%
22,820	Fidelity National Information Services, Inc.	3,387,173	1.96%
6,980	ServiceNow, Inc.	3,274,807	1.89%
16,550	Automatic Data Processing, Inc.	3,255,551	1.88%
63,320	Uber Technologies, Inc.	3,228,054	1.87%
25,620	Apple, Inc.	3,184,054	1.84%
8,150	Zoom Video Communications, Inc. - Class A	2,670,918	1.55%
6,330	UnitedHealth Group, Inc.	2,574,538	1.49%
26,660	Activision Blizzard, Inc.	2,571,357	1.49%
40,220	Snap, Inc. - Class A	2,561,612	1.48%
8,490	Autodesk, Inc.	2,388,237	1.38%
6,190	Twilio, Inc. - Class A	2,065,479	1.20%
1,480	MercadoLibre, Inc.	2,025,928	1.17%
30,860	Twitter, Inc.	1,772,598	1.03%
7,030	Snowflake, Inc.	1,692,894	0.98%
7,550	Crowdstrike Holdings, Inc. - Class A	1,676,629	0.97%
26,310	eBay, Inc.	1,614,645	0.93%
7,120	Workday, Inc. - Class A	1,612,039	0.93%
3,570	Roper Technologies, Inc.	1,600,859	0.93%
10,470	Electronic Arts, Inc.	1,503,701	0.87%
63,680	Palantir Technologies, Inc. - Class A	1,468,461	0.85%
20,520	Cognizant Technology Solutions Corp. - Class A	1,460,819	0.85%
6,850	DocuSign, Inc.	1,372,603	0.79%
3,760	Palo Alto Networks, Inc.	1,354,916	0.78%
20,590	Pinterest, Inc. - Class A	1,325,378	0.77%
12,480	Abbott Laboratories	1,320,259	0.76%
5,190	Synopsys, Inc.	1,317,326	0.76%
8,950	Match Group, Inc.	1,281,819	0.74%
10,140	Cadence Design Systems, Inc.	1,275,105	0.74%
2,640	Thermo Fisher Scientific, Inc.	1,180,106	0.68%
4,880	Honeywell International, Inc.	1,136,796	0.66%
9,020	Medtronic PLC	1,125,606	0.65%
4,470	Danaher Corp.	1,096,089	0.63%
5,060	United Parcel Service, Inc. - Class B	1,079,247	0.62%
4,700	Union Pacific Corp.	1,057,641	0.61%
4,100	Boeing Co.	1,044,393	0.60%
4,430	Okta, Inc.	968,575	0.56%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.